Taxation (Details) - Schedule of Deferred Tax Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,092	$ 5,353	$ 5,794
Temporary difference in research and development costs	3,983	3,738	4,211
Net operating loss carried forward	8,635	7,676	4,142
Share-based compensation	185	78	253
Allowance for doubtful accounts	3,210	3,802
Total deferred tax assets	21,105	20,647	14,400
Valuation allowance	(8,475)	(7,577)	(2,314)
Deferred tax assets, net of valuation allowance	$ 12,630	$ 13,070	$ 12,086